Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Borrowings [Abstract]
Schedule of Borrowings

Borrowings consist of the following:

In thousands of USD	At June 30, 2025	At December 31, 2024
Promissory note (a)	14,990	14,907
August 2024 convertible senior notes (b)	2,783	32,503
November 2024 convertible senior notes (c)	172,956	160,717
June 2025 convertible senior notes (d)	151,947	-
Bank loans	17,483	-
Total	360,159	208,127

Current	359,684	208,127
Non-current	475	-
Total	360,159	208,127

Schedule of Reconciles the Carrying Value of Convertible Senior Notes

The following table reconciles the carrying value of the August 2024 convertible senior notes as of June 30, 2025 and December 31, 2024:

In thousands of USD
Proceeds from issuance of convertible notes	172,500
Less: transaction costs	(6,204)
Less: fair value of embedded derivative	(112,205)
Carrying value of convertible notes at inception	54,091
Amortized debt discount	2,902
Debt extinguishment	(24,490)
At December 31, 2024	32,503
Amortized debt discount	2,627
Debt extinguishment	(32,347)
At June 30, 2025	2,783

The following table reconciles the carrying value of the November 2024 convertible senior notes as of June 30, 2025 and December 31, 2024:

In thousands of USD
Proceeds from issuance of convertible notes	400,000
Less: transaction costs	(13,214)
Less: fair value of embedded derivative	(228,298)
Carrying value of convertible notes at inception	158,488
Amortized debt discount	2,229
At December 31, 2024	160,717
Amortized debt discount	12,239
At June 30, 2025	172,956

The following table reconciles the carrying value of the June 2025 convertible senior notes as of June 30, 2025:

In thousands of USD
Proceeds from issuance of convertible notes	375,000
Less: transaction costs	(11,403)
Less: fair value of embedded derivative (see Note 20)	(212,026)
Carrying value of convertible notes at inception	151,571
Amortized debt discount	376
At June 30, 2025	151,947